Earnings per Share, Reconciliation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox												$ 1,295	$ 606	$ 485
Weighted-average common shares outstanding												1,388,096	1,323,431	869,979
Basic Earnings per Share												$ 0.92	$ 0.44	$ 0.56
Dividends per common share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox												1,295	606	485
Accrued dividends on preferred stock												24	21	0
Adjusted Net Income Available to Common Shareholders												$ 1,271	$ 585	$ 485
Weighted-average common shares outstanding												1,388,096	1,323,431	869,979
Basic Earnings per Share												$ 0.92	$ 0.44	$ 0.56